LOANS AND LEASES-PCD Loans (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2025	Dec. 31, 2025
Receivables [Abstract]
Financing Receivable, Purchased with Credit Deterioration, Amount at Purchase Price		$ 27,402
Financing Receivable, Purchased with Credit Deterioration, Allowance for Credit Loss at Acquisition Date	$ 3,000	3,050
Financing Receivable, Purchased with Credit Deterioration, Discount (Premium)		1,505
Financing Receivable, Purchased with Credit Deterioration, Amount at Par Value		$ 31,957